Employee Benefit Plans - Amounts to be Recognized (Details) $ in Millions	Dec. 31, 2018 USD ($)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	$ (5)
Actuarial loss	1
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	(2)
Actuarial loss	(2)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	1
Actuarial loss	0
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	0
Actuarial loss	0
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	1
Actuarial loss	$ 0